Cover	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	811-21969
Entity Registrant Name	The GDL Fund
Entity Central Index Key	0001378701
Entity Tax Identification Number	20-8195443
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(800)
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GDL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false